UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bislett Management, LLC
Address:   200 Sheridan Avenue, Suite 408
           Palo Alto, CA 94036

Form 13F File Number:    28-12659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Harris
Title:     Manager
Phone:     (650) 322-7600

Signature, Place and Date of Signing:


James D. Harris           Palo Alto, CA         May 6, 2008


Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total:      98,381 x 1,000


List of Other Included Managers:   None


                                                          <C
                                                          >
NAME OF ISSUER       TITLE               VALUE            SH   PUT  INV.  OTHE     VOTING AUTH
                     OF       CUSIP      X1000    SHARES  /    /    DISC  R
                     CLASS                                PR   CAL  .     MGR
                                                          N    L
                                                                                 SOLE   SHR  NONE

BERKSHIRE HATHAWAY   COMM     084670108  2001     15      SH        SOLE        15
INC DEL CL A
BERKSHIRE HATHAWAY   COMM     084670207  179      40      SH        SOLE        40
INC DEL CL B
CHESAPEAKE ENERGY    COMM     165167107  3692     80000   SH        SOLE        80000
CORPORATION OK
COCA COLA            COMM     191219104  3872     160000  SH        SOLE        160000
ENTERPRISES INC
COMPASS MINERALS     COMM     20451N101  6488     110000  SH        SOLE        110000
INTL INC
FINISHMASTER INC     COMM     31787P108  6284     251368  SH        SOLE        251368
GRAY TELEVISION INC  COMM     389375106  7770     1365604 SH        SOLE        1365604
IRON MOUNTAIN INC    COMM     462846106  3966     150000  SH        SOLE        150000
DEL
LAMAR ADVERTISING    COMM     512815101  898      25000   SH        SOLE        25000
CO CL A
LEUCADIA NATL CORP   COMM     527288104  7687     170000  SH        SOLE        170000
MARTIN MARIETTA      COMM     573284106  3769     35500   SH        SOLE        35500
MATLS INC
MCDONALDS CORP       COMM     580135101  1840     33000   SH        SOLE        33000
MEDIACOM             COMM     58446K105  4146     957550  SH        SOLE        957550
XOMMUNICATIONS CORP
MOBILE MINI INC      COMM     60740F105  6555     345000  SH        SOLE        345000
MOHAWK INDS INC      COMM     608190104  1432     20000   SH        SOLE        20000
NUCO2 INC            COMM     629428103  11812    425356  SH        SOLE        425356
PIONEER NATURAL      COMM     723787107  5894     120000  SH        SOLE        120000
RESOURCES CO
PROGRESSIVE CORP     COMM     743315103  964      60000   SH        SOLE        60000
OHIO
SCRIPPS E W CO CL A  COMM     811054204  840      20000   SH        SOLE        20000
NEW
SUN CMNTYS INC       REIT     866674104  1044     50940   SH        SOLE        50940
TRIPLE CROWN MEDIA   COMM     89675K102  1012     362546  SH        SOLE        362546
INC COM
VULCAN MATERIALS CO  COMM     929160109  4416     66500   SH        SOLE        66500
WASHINGTON POST CO   COMM     939640108  1455     2200    SH        SOLE        2200
CL B
XTO ENERGY INC       COMM     98385X106  2474     40000   SH        SOLE        40000
YUM! BRANDS INC      COMM     988498101  7889     212000  SH        SOLE        212000

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